Accounts Payable (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trade payables:
Current trade payables	₪ 2,922	$ 843	₪ 5,189
Composition of other payables:
Other current payables	1,996	$ 576	1,617
Employees and institutions for employees [Member]
Composition of other payables:
Other current payables	1,148		775
Provisions for vacation and others [Member]
Composition of other payables:
Other current payables	784		842
Other [Member]
Composition of other payables:
Other current payables	64
Breakdown by currency: NIS [Member]
Trade payables:
Current trade payables	1,923		3,686
Breakdown by currency: In foreign currency (mainly U.S. dollars) [Member]
Trade payables:
Current trade payables	₪ 999		₪ 1,503